Acquisitions (Details 5) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		6 Months Ended	0 Months Ended
	Mar. 31, 2013	Mar. 31, 2014	Sep. 30, 2014	Aug. 02, 2013	Mar. 31, 2012	Mar. 31, 2011
Acquisitions
Cash paid, net of cash acquired	$ 14,000
Estimated fair values of the assets acquired and liabilities assumed
Goodwill	555,220	1,107,006	1,170,490		167,245	8,568
Vehicles | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		3 years
Vehicles | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		25 years
Water treatment facilities and equipment | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		3 years	3 years
Water treatment facilities and equipment | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		30 years	30 years
Buildings and leasehold improvements | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		3 years	3 years
Buildings and leasehold improvements | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		40 years	40 years
Oilfield Water Lines LP
Acquisitions
Number of common units issued to acquire business (in shares)		2,463,287		2,463,287
Value of common units issued		68,557		68,600
Cash paid, net of cash acquired		167,732		167,700
Estimated fair values of the assets acquired and liabilities assumed
Accounts receivable - trade		7,268	6,837
Inventories		154	154
Prepaid expenses and other current assets		402	402
Goodwill		89,699	90,144
Accounts payable - trade		(6,469)	(6,469)
Accrued expenses and other payables		(992)	(992)
Other noncurrent liabilities		(64)	(64)
Fair value of net assets acquired		236,289	236,289
Oilfield Water Lines LP | Estimated
Estimated fair values of the assets acquired and liabilities assumed
Accounts receivable - trade		7,268
Inventories		154
Prepaid expenses and other current assets		402
Goodwill		89,699
Accounts payable - trade		(6,469)
Accrued expenses and other payables		(992)
Other noncurrent liabilities		(64)
Fair value of net assets acquired		236,289
Oilfield Water Lines LP | Change
Estimated fair values of the assets acquired and liabilities assumed
Accounts receivable - trade			(431)
Goodwill			445
Oilfield Water Lines LP | Customer relationships
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets		110,000	110,000
Useful life of intangible assets		10 years
Oilfield Water Lines LP | Customer relationships | Estimated
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets		110,000
Oilfield Water Lines LP | Customer relationships | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of intangible assets			8 years
Oilfield Water Lines LP | Customer relationships | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of intangible assets			10 years
Oilfield Water Lines LP | Non-compete agreements
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets		2,000	2,000
Useful life of intangible assets		2 years 6 months	3 years
Oilfield Water Lines LP | Non-compete agreements | Estimated
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets		2,000
Oilfield Water Lines LP | Vehicles
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		8,157	8,143
Oilfield Water Lines LP | Vehicles | Estimated
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		8,157
Oilfield Water Lines LP | Vehicles | Change
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment			(14)
Oilfield Water Lines LP | Vehicles | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		5 years	5 years
Oilfield Water Lines LP | Vehicles | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		10 years	10 years
Oilfield Water Lines LP | Water treatment facilities and equipment
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		23,173	23,173
Oilfield Water Lines LP | Water treatment facilities and equipment | Estimated
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		23,173
Oilfield Water Lines LP | Water treatment facilities and equipment | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		3 years	3 years
Oilfield Water Lines LP | Water treatment facilities and equipment | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		30 years	30 years
Oilfield Water Lines LP | Buildings and leasehold improvements
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		2,198	2,198
Oilfield Water Lines LP | Buildings and leasehold improvements | Estimated
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		2,198
Oilfield Water Lines LP | Buildings and leasehold improvements | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		7 years	7 years
Oilfield Water Lines LP | Buildings and leasehold improvements | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		30 years	30 years
Oilfield Water Lines LP | Land
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		710	710
Oilfield Water Lines LP | Land | Estimated
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		710
Oilfield Water Lines LP | Other
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		53	53
Oilfield Water Lines LP | Other | Estimated
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		53
Oilfield Water Lines LP | Other | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		3 years	3 years
Oilfield Water Lines LP | Other | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		5 years	5 years